Subsequent Events (Details) $ / shares in Units, $ in Millions	1 Months Ended
	May 31, 2026 USD ($) property	May 07, 2026 $ / shares	Mar. 31, 2026 property
Subsequent Events
Number of senior housing communities | property			40
Subsequent Events | O 2026 Q1 Dividends
Subsequent Events
Dividends payable, date declared		May 07, 2026
Common stock, dividends, per share, declared | $ / shares		$ 0.0174
Dividends payable, date to be paid		Jun. 24, 2026
Dividends payable, date of record		Jun. 12, 2026
Subsequent Events | O 2026 Q2 Dividends
Subsequent Events
Dividends payable, date declared		May 07, 2026
Common stock, dividends, per share, declared | $ / shares		$ 0.1425
Dividends payable, date to be paid		Jun. 24, 2026
Dividends payable, date of record		Jun. 12, 2026
Subsequent Events | Arizona
Subsequent Events
Number of senior housing communities | property	1
Payment to acquire senior housing communities | $	$ 52